ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2025
ACQUISITIONS
Schedule of asset acquisition

Amount
Proprietary know-how and technical documents	$864,000
Total assets acquired	$864,000

Global Impex LLC
ACQUISITIONS
Schedule of fair value of the purchase consideration in the acquisition

Geo Impex
Date of Acquisition(s)	November 03, 2025
Cash	$1,796
Prepaid expenses and other current assets	35,425
Property and equipment, net	16,687,788
Total assets acquired	16,725,009
Accounts payable	8,462
Debt, net of current portion	282,446
Deferred tax liabilities	4,005,177
Total liabilities assumed	4,296,085
Net assets acquired	$12,428,924
Goodwill	$—
Non-controlling interest	$984,025

ATS and SESB
ACQUISITIONS
Schedule of fair value of the purchase consideration in the acquisition

	ATS	SESB	Total
Fair value of common stock issued (68,750 shares at $20.91)	$980,100	$457,380	$1,437,480
Fair value of common stock issued (84,375 shares at $20.91)	1,201,000	561,000	1,762,000
Total fair value of shares issues	$2,181,100	$1,018,380	$3,199,480
Settlement of preexisting relationship (accounts receivable / payable)	474,873	(27,514)	447,359
Total Consideration	$2,655,973	$990,866	$3,646,839

Schedule of fair values of the assets acquired and liabilities assumed in the acquisition

	ATS	SESB
Date of Acquisition(s)	April 28, 2025	April 28, 2025	Total
Accounts receivable	143,886	6,171	150,057
Prepaid expenses and other current assets	143,858	—	143,858
Property and equipment, net	86,670	—	86,670
Right-of-use asset – operating lease	113,231	—	113,231
Customer relationships	200,000	140,000	340,000
Trademark	160,000	82,000	242,000
Total assets acquired	847,645	228,171	1,075,816
Accounts payable	240,014	—	240,014
Accrued expenses and other current liabilities	138,508	8,118	146,626
Debt, net of debt discount	164,772	47,892	212,664
Contract liabilities	18,400	—	18,400
Operating lease liabilities	116,798	—	116,798
Debt, net of current portion	183,155	—	183,155
Total liabilities assumed	861,647	56,010	917,657
Net assets acquired	$(14,002)	$172,161	$158,159

Goodwill	$2,669,975	$818,705	$3,488,680

CER
ACQUISITIONS
Schedule of fair value of the purchase consideration in the acquisition

Settlement of liabilities with NCLT plan	$1,137,818
Deferred consideration	(903,446)
Present value of deferred consideration	874,268
Total	$1,108,640

Schedule of fair values of the assets acquired and liabilities assumed in the acquisition

CER
Date of Acquisition(s)	April 25, 2025
Cash	$324,743
Accounts receivable	76,450
Prepaid expenses and other current assets	428,775
Property and equipment, net	3,470,466
Customer relationships	117,487
Total assets acquired	4,417,921
Accounts payable	158,178
Accrued expenses and other current liabilities	358,145
Deferred tax liability	58,593
Total liabilities assumed	574,916
Net assets acquired	$3,843,005

Bargain purchase gain	$2,121,079
Non-controlling interest	$613,286

Delivery Circle LLC
ACQUISITIONS
Schedule of fair value of the purchase consideration in the acquisition

Cash	$520,000
Contingent consideration at fair value	575,690
Noncontrolling interest at fair value	1,287,320
$2,383,010

Schedule of fair values of the assets acquired and liabilities assumed in the acquisition

Cash	$699,292
Accounts receivable	620,189
Prepaid expenses and other assets	41,284
Intangible assets	586,000
Accounts payable	(218,417)
Accrued expenses and other current liabilities	(135,789)
Total identifiable net assets	1,592,559
Goodwill	$790,451

Schedule of preliminary fair value of intangible assets and estimated useful lives

Identified intangible asset	Fair Value	Useful life
Customer relationships	$106,000	8 years
Developed technologies	400,000	5 years
Tradename	80,000	5 years
Fair value of identifiable intangible assets	$586,000

Green Energy Gains
ACQUISITIONS
Schedule of fair value of the purchase consideration in the acquisition

Fair value of shares of the Company‘s common stock issued	$161,440
Settlement of note receivable from GEG	99,636
Settlement of accounts receivable from GEG	115,854
$376,930

Schedule of fair values of the assets acquired and liabilities assumed in the acquisition

Cash	$18,680
Accounts receivable	17,367
Property and equipment	35,651
Intangible assets	97,790
Accounts payable	(29,168)
Accrued expenses and other current liabilities	(22,737)
Total identifiable net assets	117,583
Goodwill	$259,347

Schedule of preliminary fair value of intangible assets and estimated useful lives

Identified intangible asset	Fair Value	Useful life
Customer relationships	$35,180	15 years
Acquired technologies	40,530	5 years
Tradename	22,080	4 years
Total fair value of identifiable intangible assets	$97,790